7. Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Sep. 23, 2018	Sep. 24, 2017
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)	$ 50	$ 12
Federal statutory rate	21.00%
Deferred taxes	$ 22
State tax expense	28
Deferred tax assets	5,900
Reversal of portion of valuation allowance	$ 2,400